Vessels, Net - 20F (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	September 30, 2016	December 31, 2015
Cost:
Beginning balance	201,684	-
- Additions	-	201,684
Ending balance	201,684	201,684

Accumulated depreciation:
Beginning balance	(1,844)	-
- Additions	(6,301)	(1,844)
Ending balance	(8,145)	(1,844)

Net book value	193,539	199,840

The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2015	December 31, 2014
Cost:
Beginning balance	-	-
- Additions	201,684	-
Ending balance	201,684	-

Accumulated depreciation:
Beginning balance	-	-
- Additions	(1,844)	-
Ending balance	(1,844)	-

Net book value	199,840	-